INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 23. INCOME TAXES

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2014	2015	2016
Taiwan operations	$(13,158)	$(13,177)	$(1,119)
Non-Taiwan operations	8,095	10,475	(6,096)
	$(5,063)	$(2,702)	$(7,215)

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2014	2015	2016
Taiwan:
Current	$74	$198	$1,108
Deferred	—	—	—
	$74	$198	$1,108
Non-Taiwan:
Current	$(1)	$—	$—
Deferred	—	216	41
	$(1)	$216	$41
Total current income tax benefit	$73	$198	$1,108
Total deferred income tax benefit	$—	$216	$41
Total income tax benefit	$73	$414	$1,149

Our ultimate parent company is based in Singapore.

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2014	2015	2016
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	42.23%	183.28%	(12.37)%
Tax-exempt income	0.00%	2.71%	3.28%
Non-deductible items - bad debts	(5.16)%	(57.91)%	(3.08)%
Other non-deductible expenses	0.00%	(17.47)%	(1.65)%
Changes in unrecognized tax benefits	(3.15)%	6.84%	1.10%
Adjustment for prior year payable	1.81%	0.00%	0.04%
Change in valuation allowance	(52.97)%	(130.14)%	6.87%
Other	(5.16)%	4.17%	(2.12)%
Effective rate	1.45%	15.33%	15.92%

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2015	2016
Net operating loss carryforwards	$8,475	$9,730
Prepaid licensing and royalty fees	1,035	952
Investments	814	501
Intangible assets and goodwill	282	226
Share-based compensation	271	276
Other	148	167
	11,025	11,852
Less: valuation allowance	(11,025)	(11,852)
Deferred tax assets - net	$—	$—

The significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2015	2016
Investment in subsidiaries, principally due to undistributed income	$1,712	$1,671

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2014, 2015 and 2016 are as follows:

(in US$ thousands)	2014	2015	2016
Balance at beginning of year	$4,754	$7,147	$11,025
Subsequent reversal and utilization of valuation allowance	—	—	(753)
Additions to valuation allowance	2,682	4,185	1,739
Divestitures	—	—	(312)
Exchange differences	(289)	(307)	153
Balance at end of year	$7,147	$11,025	$11,852

Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations. The statutory losses from Taiwan operations would be deducted from undistributed earnings when calculating the tax on the undistributed earnings and were not subject to expiration.

As of December 31, 2016, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$14,930	indefinite
Taiwan	24,843	2020~2026
	$39,773

As of December 31, 2016, we had accumulated statutory losses from Taiwan operations available to offset future undistributed earnings:

Jurisdiction	Amount	Expiring year
Taiwan	$44,431	indefinite

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2014, 2015 and 2016 are as follows:

(in US$ thousands)	2014	2015	2016
Balance at beginning of year	$8,798	$8,287	$1,203
Increase related to prior year tax positions	—	—	1,025
Decrease related to prior year tax positions	—	(185)	—
Settlement	—	(6,830)	—
Expiration of statute of limitations	—	—	(1,225)
Exchange differences	(511)	(69)	21
Balance at end of year	$8,287	$1,203	$1,024

As of December 31, 2014, 2015 and 2016, there were $8.3 million, $1.2 million and $0 of unrecognized tax benefits that if recognized would affect the effective tax rate. As of December 31, 2014, 2015 and 2016, $6.4 million, $0 million and $1.0 million of the total unrecognized tax benefit were presented as a reduction of a deferred tax asset that, if recognized, would be offset by a valuation allowance.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2014, 2015 and 2016.

Our major tax paying components are all located in Taiwan. As of December 31, 2016, the income tax filings in Taiwan have been examined for the years through 2013, but we have filed appeals for the 2009, 2011, 2012 and 2013 tax filings.

In 2014 and 2015, our unrecognized tax benefits were related to amortization of goodwill and intangible assets resulting from the acquisition of FunTown in 2006. The income tax authority has made decisions on the amortization for our tax filings through 2014. We had filed appeals against the unfavorable parts of the decision regarding these amortization adjustments, but all were rejected by the tax authority. As court decisions in precedent cases were mostly unfavorable, we decided not to bring the case to the court and considered the tax position settled. In 2016, our unrecognized tax benefits were related to intercompany charges in 2014 and 2015. The income tax authority has made decisions on the intercompany charges for our tax filings through 2014. We had filed appeals against the unfavorable parts of the decision regarding these intercompany charge adjustments, pending the tax authority’s re-examination.

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons such as current year tax positions, expiration of statutes of limitations, litigation, legislative activity, or other changes in facts regarding realizability. Taiwanese entities are customarily examined by the tax authorities and it is reasonably possible that a future examination may result in positive or negative adjustment to our unrecognized tax benefit within the next 12 months. As for the intercompany charges tax matters, we cannot estimate a range of reasonably possible changes in these uncertain tax positions at this time.